CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	SHARE CAPITAL [Member]	RESERVE FOR OPTIONS AND WARRANTS [Member]	ACCUMULATED OTHER COMPREHENSIVE LOSS [Member]	RETAINED EARNINGS/(ACCUMULATED DEFICIT) [Member]	Total
Balance at Aug. 31, 2017	$ 99,531	$ 3,081		$ (19,755)	$ 82,857
Balance (shares) at Aug. 31, 2017					103,521,404
Share-based compensation		5,049			$ 5,049
Share-based payments	144				$ 144
Share-based payments (shares)					50,000
Exercise of stock options	1,183	(462)			$ 721
Exercise of stock options (shares)					504,801
Exercise of warrants	6,693	(739)			$ 5,954
Exercise of warrants (shares)					4,330,837
Conversion of debentures	2,312	(294)			$ 2,018
Conversion of debentures (shares)					372,324
Equity financing	48,711	8,789			$ 57,500
Equity financing (shares)					16,428,572
Equity financing issue costs	(3,116)	(562)			$ (3,678)
Convertible debenture allocation of discount		16,905			16,905
Convertible debenture issue costs		(1,061)			(1,061)
Tax impact of equity issue costs	2,332	(4,661)			(2,329)
Net loss				20,513	20,513
Balance at Aug. 31, 2018	157,790	26,045		759	$ 184,594
Balance (shares) at Aug. 31, 2018					125,207,938
Share-based compensation	180	14,608			$ 14,788
Share-based compensation (shares)					41,000
Exercise of stock options	6,588	(2,418)			$ 4,170
Exercise of stock options (shares)					2,167,864
Exercise of warrants	39,257	(8,281)			$ 30,976
Exercise of warrants (shares)					7,751,700
Exercise of restricted share units	837	(837)
Exercise of restricted share units (shares)					182,473
Conversion of debentures	112,166	(11,247)			$ 100,919
Conversion of debentures (shares)					20,845,372
Tax impact of equity and convertible debentures	1,307	(163)			$ 1,144
Foreign currency translation gain, net of tax			$ (43)		(43)
Net loss				(9,542)	(9,542)
Balance at Aug. 31, 2019	$ 318,125	$ 17,707	$ (43)	$ (8,783)	$ 327,006
Balance (shares) at Aug. 31, 2019					156,196,347